REVENUE	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
REVENUE

4. REVENUE

The Company disaggregates revenue from contracts with customers by revenue stream as this depicts the nature, amount, timing and uncertainty of its revenue and cash flows as affected by economic factors. Commercial insurance consists of all Neuromonitoring cases whereby a patient has healthcare insurance. Facility billing consists of services related to uninsured or government patients whereby the Company has an agreement with the facility for services for the patient and other contracted agreements with facilities.

The Company does not have any contract assets or contract liabilities as of or during the years ended December 31, 2023 and 2022.

The Company’s revenue disaggregated by payor is as follows (stated in thousands):

	Year Ended December 31,
	2023	2022

Managed service agreements and other	$255	$471

Accounts Receivable

A summary of the accounts receivable by revenue stream is as follows (stated in thousands):

	December 31,	December 31,	December 31,
	2023	2022	2021

Technical service	$1,308	$3,072	$18,904
Professional service	2,293	11,829	8,209
Other	—	242	697
Total accounts receivable, net	3,601	15,143	27,810
Due from MSA	—	4,913	5,886
Total receivables, net	$3,601	$20,056	$33,696

The concentration of accounts receivable by payor as a percentage of total accounts receivable is as follows:

	As of December 31,	As of December 31,
	2023	2022

Commercial insurance	82%	84%
Facility billing	18%	9%
Other	—%	7%
Total	100%	100%